SEGMENT INFORMATION - Long-Lived Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Lived Assets [Line Items]
Total long-lived assets	$ 4,840,098	$ 4,302,481	$ 4,284,037
Macau [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	4,503,982	4,301,461	4,283,252
The Philippines [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	334,827	817	0
Hong Kong and other foreign countries [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	$ 1,289	$ 203	$ 785